Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

March 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Municipal Value Fund, Inc.
File Nos. 333-166840 and 811-05120

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Municipal Value Fund, Inc. (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that included as part of Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-12-089658 on February 29, 2012.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman